Note 19 - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Interest Rate Swap Agreement [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Interest Rate Senior Notes [Member]	Dec. 31, 2013 Interest Rate Swap Agreement [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Senior Notes [Member]	Dec. 31, 2012 Interest Rate Senior Notes [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Minimum [Member] Contingent Consideration Liability [Member]	Dec. 31, 2013 Minimum [Member] Fair Values For Other Financial Instruments [Member]	Mar. 02, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member] Contingent Consideration Liability [Member]	Dec. 31, 2013 Maximum [Member] Fair Values For Other Financial Instruments [Member]	Mar. 02, 2012 Maximum [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held							2
Debt Instrument, Interest Rate, Stated Percentage			3.84%		5.44%	3.84%				1.25%			3.00%
Debt Instrument, Face Amount (in Dollars)				$ 150,000	$ 20,000
Debt Instrument, Basis Spread on Variable Rate	1.35%	3.87%
Fair Value Inputs, Discount Rate								9.00%	0.10%		12.50%	3.00%